Keyport Variable Account A

Financial Statements as of and for the Year Ended December 31, 2025 and Report of Independent Registered Public Accounting Firm

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)
Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statement of Assets and Liabilities	4-6

Statement of Operations	7-20

Statements of Changes in Net Assets	21-41

Notes to the Financial Statements	42-58

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Keyport Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Keyport Variable Account A (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)

AB VPS Relative Value Portfolio (Class A) Sub-Account (AG9)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Sub-Account (C25)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)

Columbia Variable Portfolio - Income Opportunities Fund Class 1 Sub-Account (C36)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)

Columbia Variable Portfolio - Overseas Core Fund Class 1 Sub-Account (C37)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)

Columbia Variable Portfolio - Small Cap Value Fund Class 1 Sub-Account (C39)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)

Columbia Variable Portfolio - Small Company Growth Fund Class 1 Sub-Account (C72)

Columbia Variable Portfolio - Strategic Income Fund Class 1 Sub-Account (151)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2) Sub-Account (FD8)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)

Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Sub-Account (F28)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15)

Invesco V.I. Core Equity Fund I Sub-Account (A39)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Growth Series Initial Class Sub-Account (M31)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)

MFS VIT I Research Series Initial Class Sub-Account (M33)

Rydex VT NASDAQ-100 Fund Sub-Account (R03)

Columbia Variable Portfolio – Acorn International Fund (W39) (2)

Columbia Variable Portfolio - Acorn Fund (W42) (3)

(1)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

(2)	Formerly Wanger International Sub-Account

(3)	Formerly Wanger Acorn Sub-Account

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	2,722	$25,825	$26,755	$—	$—	$26,755	$116	$26,639
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	65,946	2,230,720	1,995,530	—	—	1,995,530	13,512	1,982,018
AB VPS Relative Value Portfolio (Class A) Sub-Account (AG9)	14,824	431,164	470,505	—	—	470,505	1,207	469,298
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	159,453	4,467,531	4,919,112	—	—	4,919,112	207,408	4,711,704
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth (Class B) Sub-Account (AC4)	2,184	136,307	177,912	—	—	177,912	—	177,912
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	47,470	1,082,835	884,846	—	—	884,846	1,025	883,821
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Sub-Account (C25)	177,080	4,141,542	9,289,602	—	—	9,289,602	14,210	9,275,392
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	78,341	2,015,312	3,949,967	—	—	3,949,967	19,329	3,930,638
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	15,877,057	15,877,057	15,877,057	—	1,477	15,878,534	272,165	15,606,369
Columbia Variable Portfolio - Income Opportunities Fund Class 1 Sub-Account (C36)	33,308	226,768	225,497	—	—	225,497	654	224,843
Columbia Variable Portfolio—Income Opportunities Fund Class 2 Sub-Account (C76)	307,257	2,029,702	2,061,693	—	—	2,061,693	8,144	2,053,549
Columbia Variable Portfolio - Overseas Core Fund Class 1 Sub-Account (C37)	177,706	2,249,910	3,179,167	—	—	3,179,167	7,565	3,171,602
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	17,847	215,771	315,894	—	—	315,894	9	315,885
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	115,805	2,685,338	6,584,695	—	—	6,584,695	86,165	6,498,530
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	83,724	1,722,455	4,577,210	—	—	4,577,210	8,869	4,568,341
Columbia Variable Portfolio—Select Mid Cap Value Fund Class 1 Sub-Account (C66)	97,536	2,324,588	4,617,377	—	—	4,617,377	13,642	4,603,735
Columbia Variable Portfolio—Large Cap Index Fund Class 2 Sub-Account (C68)	188,657	3,600,332	10,770,425	—	—	10,770,425	166,661	10,603,764
Columbia Variable Portfolio - Small Cap Value Fund Class 1 Sub-Account (C39)	75,516	926,615	955,279	—	—	955,279	151,429	803,850
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	166,024	1,930,030	2,065,336	—	—	2,065,336	6,085	2,059,251
Columbia Variable Portfolio - Small Company Growth Fund Class 1 Sub-Account (C72)	38,866	470,045	582,206	—	—	582,206	15	582,191
Columbia Variable Portfolio—Strategic Income Fund Class 1 Sub-Account (151)	860,997	3,426,075	3,263,180	—	—	3,263,180	7,105	3,256,075
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	930,223	3,622,308	3,479,035	—	—	3,479,035	27,972	3,451,063
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	118,190	1,176,384	1,106,256	—	—	1,106,256	560	1,105,696
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	393,689	3,915,821	3,673,118	20,669	—	3,693,787	—	3,693,787
Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2) Sub-Account (FD8)	32,736	483,948	604,642	802	—	605,444	—	605,444
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	224,206	5,255,797	6,306,909	—	—	6,306,909	17,413	6,289,496
Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Sub-Account (F28)	62,315	3,743,516	6,007,121	—	—	6,007,121	29,558	5,977,563
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	23,566	220,085	284,673	—	—	284,673	22	284,651
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	57,477	3,600,975	4,655,631	—	—	4,655,631	35,511	4,620,120
Invesco V.I. Core Equity Fund I Sub-Account (A39)	108,579	3,145,677	3,912,088	—	—	3,912,088	114,919	3,797,169
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	95,893	3,330,059	3,462,684	—	—	3,462,684	1,368	3,461,316
MFS VIT I Growth Series Service Class Sub-Account (M80)	107,167	6,293,581	6,502,896	—	—	6,502,896	20,598	6,482,298
MFS VIT I Growth Series Initial Class Sub-Account (M31)	219,476	13,767,928	14,891,474	—	—	14,891,474	59,986	14,831,488
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	94,946	2,861,934	2,427,782	—	—	2,427,782	8,116	2,419,666
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	109,042	2,428,322	2,384,751	3,698	—	2,388,449	—	2,388,449
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	90,341	1,123,049	1,093,126	—	—	1,093,126	23,170	1,069,956
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	7,211	91,863	84,941	—	—	84,941	919	84,022
MFS VIT I Research Series Initial Class Sub-Account (M33)	91,221	2,729,611	2,781,317	—	—	2,781,317	5,683	2,775,634
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	18,696	1,181,867	1,808,443	—	—	1,808,443	16,828	1,791,615
Columbia Variable Portfolio – Acorn International Fund (W39) ²	154,664	3,251,165	3,161,323	6,511	—	3,167,834	—	3,167,834
Columbia Variable Portfolio - Acorn Fund (W42) ²	683,154	8,799,104	10,862,143	—	—	10,862,143	219,051	10,643,092

[1]	This Sub-Account was closed in 2024. Refer to Note 11 in the Variable Account’s Notes to Financial Statements for more information.
[2]	This Sub-Account had a name change in 2025. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
AL1	1,102	$2,743	$23,896	$26,639
A70	99,517	1,926,153	55,865	1,982,018
AG9	7,967	458,995	10,303	469,298
A71	111,482	3,970,746	740,958	4,711,704
AM2	—	—	—	—
AC4	7,412	177,912	—	177,912
A51	20,600	873,239	10,582	883,821
C25	311,588	7,984,336	1,291,056	9,275,392
C49	137,582	3,668,830	261,808	3,930,638
C75	1,568,169	14,512,278	1,094,091	15,606,369
C36	15,151	202,869	21,974	224,843
C76	142,746	1,995,426	58,123	2,053,549
C37	165,352	2,869,374	302,228	3,171,602
C58	17,078	306,488	9,397	315,885
C59	106,797	6,157,073	341,457	6,498,530
C60	77,090	4,347,234	221,107	4,568,341
C66	143,730	4,495,410	108,325	4,603,735
C68	216,098	8,835,033	1,768,731	10,603,764
C39	12,753	768,059	35,791	803,850
C71	29,039	1,895,590	163,661	2,059,251
C72	2,881	570,969	11,222	582,191
151	85,251	2,574,503	681,572	3,256,075
C73	96,850	3,145,349	305,714	3,451,063
C69	103,635	1,051,249	54,447	1,105,696
C70	357,244	3,371,920	321,867	3,693,787
FD8	7,840	599,735	5,709	605,444
F97	145,206	5,156,382	1,133,114	6,289,496
F28	82,597	5,838,759	138,804	5,977,563
T21	8,645	266,787	17,864	284,651

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
V15	90,078	$3,542,168	$1,077,952	$4,620,120
A39	96,882	2,859,635	937,534	3,797,169
A21	119,616	3,199,589	261,727	3,461,316
M80	62,598	6,149,257	333,041	6,482,298
M31	133,987	13,421,685	1,409,803	14,831,488
M10	59,570	2,334,908	84,758	2,419,666
MB3	76,036	2,322,887	65,562	2,388,449
M42	30,495	1,046,237	23,719	1,069,956
M06	3,927	60,423	23,599	84,022
M33	36,333	2,551,012	224,622	2,775,634
R03	51,211	1,787,276	4,339	1,791,615
W39	104,009	3,104,008	63,826	3,167,834
W42	187,378	10,428,795	214,297	10,643,092

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	AL1 Sub-Account	A70 Sub-Account	AG9 Sub-Account
Income:
Dividend income	$505	$—	$4,997
Expenses:
Mortality and expense risk charges	(345)	(24,914)	(5,584)
Distribution, administration, and other expense charges	(3)	(2,890)	(657)

Net investment income (loss)	157	(27,804)	(1,244)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(257)	17,029	4,059
Realized gain distributions	1,401	262,226	36,408

Net realized gains (losses)	1,144	279,255	40,467

Net change in unrealized appreciation (depreciation)	2,776	(161,563)	(68)

Net realized and change in unrealized gains (losses)	3,920	117,692	40,399

Net increase (decrease) in net assets from operations	$4,077	$89,888	$39,155

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A71 Sub-Account	AC4 Sub-Account	A51 Sub-Account
Income:
Dividend income	$43,226	$—	$—
Expenses:
Mortality and expense risk charges	(60,010)	(2,089)	(9,574)
Distribution, administration, and other expense charges	(6,625)	(250)	(1,100)

Net investment income (loss)	(23,409)	(2,339)	(10,674)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	73,833	3,828	(122,808)
Realized gain distributions	403,645	16,223	10,283

Net realized gains (losses)	477,478	20,051	(112,525)

Net change in unrealized appreciation (depreciation)	(36,595)	325	159,957

Net realized and change in unrealized gains (losses)	440,883	20,376	47,432

Net increase (decrease) in net assets from operations	$417,474	$18,037	$36,758

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C25 Sub-Account	C49 Sub-Account	C75 Sub-Account
Income:
Dividend income	$—	$—	$637,964
Expenses:
Mortality and expense risk charges	(112,766)	(48,355)	(202,902)
Distribution, administration, and other expense charges	(11,687)	(5,525)	(22,598)

Net investment income (loss)	(124,453)	(53,880)	412,464

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,023,880	606,111	—
Realized gain distributions	—	—	—

Net realized gains (losses)	1,023,880	606,111	—

Net change in unrealized appreciation (depreciation)	319,583	(47,425)	—

Net realized and change in unrealized gains (losses)	1,343,463	558,686	—

Net increase (decrease) in net assets from operations	$1,219,010	$504,806	$412,464

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C36 Sub-Account	C76 Sub-Account	C37 Sub-Account
Income:
Dividend income	$4,619	$35,655	$57,861
Expenses:
Mortality and expense risk charges	(2,932)	(25,006)	(36,623)
Distribution, administration, and other expense charges	(319)	(2,906)	(3,947)

Net investment income (loss)	1,368	7,743	17,291

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6,852)	(29,714)	82,233
Realized gain distributions	—	—	—

Net realized gains (losses)	(6,852)	(29,714)	82,233

Net change in unrealized appreciation (depreciation)	22,262	157,626	805,804

Net realized and change in unrealized gains (losses)	15,410	127,912	888,037

Net increase (decrease) in net assets from operations	$16,778	$135,655	$905,328

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C58 Sub-Account	C59 Sub-Account	C60 Sub-Account
Income:
Dividend income	$5,179	$—	$—
Expenses:
Mortality and expense risk charges	(3,648)	(77,866)	(54,722)
Distribution, administration, and other expense charges	(426)	(8,749)	(6,473)

Net investment income (loss)	1,105	(86,615)	(61,195)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,461	672,684	532,051
Realized gain distributions	—	—	—

Net realized gains (losses)	9,461	672,684	532,051

Net change in unrealized appreciation (depreciation)	78,627	278,583	141,923

Net realized and change in unrealized gains (losses)	88,088	951,267	673,974

Net increase (decrease) in net assets from operations	$89,193	$864,652	$612,779

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C66 Sub-Account	C68 Sub-Account	C39 Sub-Account
Income:
Dividend income	$—	$—	$10,558
Expenses:
Mortality and expense risk charges	(57,602)	(125,903)	(11,038)
Distribution, administration, and other expense charges	(6,798)	(12,872)	(1,080)

Net investment income (loss)	(64,400)	(138,775)	(1,560)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	525,229	707,908	(24,115)
Realized gain distributions	—	—	145,939

Net realized gains (losses)	525,229	707,908	121,824

Net change in unrealized appreciation (depreciation)	92,997	957,212	(8,072)

Net realized and change in unrealized gains (losses)	618,226	1,665,120	113,752

Net increase (decrease) in net assets from operations	$553,826	$1,526,345	$112,192

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C71 Sub-Account	C72 Sub-Account	151 Sub-Account
Income:
Dividend income	$19,990	$—	$154,526
Expenses:
Mortality and expense risk charges	(25,877)	(6,601)	(42,906)
Distribution, administration, and other expense charges	(2,883)	(780)	(4,325)

Net investment income (loss)	(8,770)	(7,381)	107,295

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(43,974)	(77,291)	(58,779)
Realized gain distributions	344,210	67,127	—

Net realized gains (losses)	300,236	(10,164)	(58,779)

Net change in unrealized appreciation (depreciation)	(50,726)	112,866	149,987

Net realized and change in unrealized gains (losses)	249,510	102,702	91,208

Net increase (decrease) in net assets from operations	$240,740	$95,321	$198,503

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C73 Sub-Account	C69 Sub-Account	C70 Sub-Account
Income:
Dividend income	$150,826	$25,385	$73,046
Expenses:
Mortality and expense risk charges	(42,926)	(14,140)	(45,483)
Distribution, administration, and other expense charges	(4,839)	(1,616)	(5,266)

Net investment income (loss)	103,061	9,629	22,297

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(43,553)	(21,562)	(81,951)
Realized gain distributions	—	—	—

Net realized gains (losses)	(43,553)	(21,562)	(81,951)

Net change in unrealized appreciation (depreciation)	131,856	96,932	319,142

Net realized and change in unrealized gains (losses)	88,303	75,370	237,191

Net increase (decrease) in net assets from operations	$191,364	$84,999	$259,488

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FD8 Sub-Account	F97 Sub-Account	F28 Sub-Account
Income:
Dividend income	$2,355	$100,610	$—
Expenses:
Mortality and expense risk charges	(6,870)	(79,612)	(72,219)
Distribution, administration, and other expense charges	(821)	(8,121)	(8,507)

Net investment income (loss)	(5,336)	12,877	(80,726)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,676	347,080	473,718
Realized gain distributions	104,683	359,527	83,629

Net realized gains (losses)	109,359	706,607	557,347

Net change in unrealized appreciation (depreciation)	(16,018)	296,698	616,435

Net realized and change in unrealized gains (losses)	93,341	1,003,305	1,173,782

Net increase (decrease) in net assets from operations	$88,005	$1,016,182	$1,093,056

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	T21 Sub-Account	V15 Sub-Account	A39 Sub-Account
Income:
Dividend income	$1,324	$—	$24,171
Expenses:
Mortality and expense risk charges	(3,114)	(55,354)	(46,704)
Distribution, administration, and other expense charges	(353)	(5,044)	(4,126)

Net investment income (loss)	(2,143)	(60,398)	(26,659)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,224	105,722	63,919
Realized gain distributions	4,133	421,111	278,253

Net realized gains (losses)	12,357	526,833	342,172

Net change in unrealized appreciation (depreciation)	80,604	(10,489)	198,840

Net realized and change in unrealized gains (losses)	92,961	516,344	541,012

Net increase (decrease) in net assets from operations	$90,818	$455,946	$514,353

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A21 Sub-Account	M80 Sub-Account	M31 Sub-Account
Income:
Dividend income	$48,103	$—	$—
Expenses:
Mortality and expense risk charges	(43,506)	(77,854)	(177,115)
Distribution, administration, and other expense charges	(5,042)	(9,004)	(19,667)

Net investment income (loss)	(445)	(86,858)	(196,782)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(13,622)	127,374	925,603
Realized gain distributions	213,501	1,248,539	2,583,962

Net realized gains (losses)	199,879	1,375,913	3,509,565

Net change in unrealized appreciation (depreciation)	285,363	(613,041)	(1,868,253)

Net realized and change in unrealized gains (losses)	485,242	762,872	1,641,312

Net increase (decrease) in net assets from operations	$484,797	$676,014	$1,444,530

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M10 Sub-Account	MB3 Sub-Account	M42 Sub-Account
Income:
Dividend income	$14,202	$398	$—
Expenses:
Mortality and expense risk charges	(29,709)	(28,598)	(13,558)
Distribution, administration, and other expense charges	(3,460)	(3,378)	(1,564)

Net investment income (loss)	(18,967)	(31,578)	(15,122)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	42,600	23,368	(171,557)
Realized gain distributions	1,004,623	344,917	—

Net realized gains (losses)	1,047,223	368,285	(171,557)

Net change in unrealized appreciation (depreciation)	(742,720)	(135,143)	290,239

Net realized and change in unrealized gains (losses)	304,503	233,142	118,682

Net increase (decrease) in net assets from operations	$285,536	$201,564	$103,560

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M06 Sub-Account	M33 Sub-Account	R03 Sub-Account
Income:
Dividend income	$3,798	$27,992	$584
Expenses:
Mortality and expense risk charges	(1,061)	(33,715)	(22,195)
Distribution, administration, and other expense charges	(125)	(3,749)	(2,648)

Net investment income (loss)	2,612	(9,472)	(24,259)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(419)	71,784	143,864
Realized gain distributions	—	685,979	106,253

Net realized gains (losses)	(419)	757,763	250,117

Net change in unrealized appreciation (depreciation)	2,541	(435,331)	71,919

Net realized and change in unrealized gains (losses)	2,122	322,432	322,036

Net increase (decrease) in net assets from operations	$4,734	$312,960	$297,777

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	W39 Sub-Account	W42 Sub-Account
Income:
Dividend income	$40,242	$—
Expenses:
Mortality and expense risk charges	(39,176)	(133,013)
Distribution, administration, and other expense charges	(4,658)	(15,826)

Net investment income (loss)	(3,592)	(148,839)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(63,661)	(277,829)
Realized gain distributions	15,731	—

Net realized gains (losses)	(47,930)	(277,829)

Net change in unrealized appreciation (depreciation)	388,891	789,600

Net realized and change in unrealized gains (losses)	340,961	511,771

Net increase (decrease) in net assets from operations	$337,369	$362,932

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AL1 Sub-Account		A70 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$157	$157	$(27,804)	$(30,320)
Net realized gains (losses)	1,144	(688)	279,255	75,908
Net change in unrealized appreciation (depreciation)	2,776	3,125	(161,563)	57,392

Increase (decrease) from operations	4,077	2,594	89,888	102,980

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	1,958	42,912
Transfers between Sub-Accounts (including the Fixed Account), net	(223)	(71)	16,660	(2,697)
Withdrawals, surrenders, annuitizations and contract charges	(11)	(11)	(125,792)	(284,816)

Increase (decrease) from contract owner transactions	(234)	(82)	(107,174)	(244,601)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(8,282)	(12,255)	(13,360)	(12,903)
Transfers between Sub-Accounts, net	—	—	—	(3,867)
Adjustments to annuity reserves	(16)	(23)	(2,750)	(2,833)

Net annuitization activity	(8,298)	(12,278)	(16,110)	(19,603)

Total increase (decrease) in net assets	(4,455)	(9,766)	(33,396)	(161,224)
Net assets at beginning of year	31,094	40,860	2,015,414	2,176,638

Net assets at end of year	$26,639	$31,094	$1,982,018	$2,015,414

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AG9 Sub-Account		A71 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(1,244)	$(35)	$(23,409)	$(5,858)
Net realized gains (losses)	40,467	43,193	477,478	217,475
Net change in unrealized appreciation (depreciation)	(68)	7,394	(36,595)	327,724

Increase (decrease) from operations	39,155	50,552	417,474	539,341

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	139,779	47,113
Transfers between Sub-Accounts (including the Fixed Account), net	(784)	(245)	8,553	2,992
Withdrawals, surrenders, annuitizations and contract charges	(9,689)	(70,054)	(419,397)	(518,473)

Increase (decrease) from contract owner transactions	(10,473)	(70,299)	(271,065)	(468,368)

Annuitization Activity:
Annuitizations	740	—	10,239	—
Annuity payments and contract charges	(1,576)	(1,484)	(92,219)	(80,283)
Transfers between Sub-Accounts, net	—	(704)	—	(16,023)
Adjustments to annuity reserves	(313)	(280)	(47,523)	(44,008)

Net annuitization activity	(1,149)	(2,468)	(129,503)	(140,314)

Total increase (decrease) in net assets	27,533	(22,215)	16,906	(69,341)
Net assets at beginning of year	441,765	463,980	4,694,798	4,764,139

Net assets at end of year	$469,298	$441,765	$4,711,704	$4,694,798

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AM2 Sub-Account³		AC4 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$(2,238)	$(2,339)	$(2,379)
Net realized gains (losses)	—	(192,891)	20,051	9,685
Net change in unrealized appreciation (depreciation)	—	187,614	325	27,956

Increase (decrease) from operations	—	(7,515)	18,037	35,262

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(511,266)	—	—
Withdrawals, surrenders, annuitizations and contract charges	—	(67,229)	—	—

Increase (decrease) from contract owner transactions	—	(578,495)	—	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(1,496)	(6,864)	(12,700)
Transfers between Sub-Accounts, net	—	(4,615)	—	(2,638)
Adjustments to annuity reserves	—	8,099	13	(4,152)

Net annuitization activity	—	1,988	(6,851)	(19,490)

Total increase (decrease) in net assets	—	(584,022)	11,186	15,772
Net assets at beginning of year	—	584,022	166,726	150,954

Net assets at end of year	$—	$—	$177,912	$166,726

³	The activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 11 for details on closed sub-accounts.

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A51 Sub-Account		C25 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(10,674)	$(8,712)	$(124,453)	$(134,896)
Net realized gains (losses)	(112,525)	(91,277)	1,023,880	1,344,178
Net change in unrealized appreciation (depreciation)	159,957	164,096	319,583	82,492

Increase (decrease) from operations	36,758	64,107	1,219,010	1,291,774

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	4,911	28,827	126,229
Transfers between Sub-Accounts (including the Fixed Account), net	7,606	2,060	(21,187)	(100,527)
Withdrawals, surrenders, annuitizations and contract charges	(52,666)	(139,692)	(1,243,824)	(1,674,558)

Increase (decrease) from contract owner transactions	(45,060)	(132,721)	(1,236,184)	(1,648,856)

Annuitization Activity:
Annuitizations	—	456	178,410	55,935
Annuity payments and contract charges	(721)	(3,993)	(212,828)	(261,373)
Transfers between Sub-Accounts, net	—	(1,516)	—	(17,924)
Adjustments to annuity reserves	(446)	36	(21,987)	877

Net annuitization activity	(1,167)	(5,017)	(56,405)	(222,485)

Total increase (decrease) in net assets	(9,469)	(73,631)	(73,579)	(579,567)
Net assets at beginning of year	893,290	966,921	9,348,971	9,928,538

Net assets at end of year	$883,821	$893,290	$9,275,392	$9,348,971

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C49 Sub-Account		C75 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(53,880)	$(59,598)	$412,464	$627,591
Net realized gains (losses)	606,111	526,190	—	—
Net change in unrealized appreciation (depreciation)	(47,425)	77,083	—	—

Increase (decrease) from operations	504,806	543,675	412,464	627,591

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,551	9,937	109,999	183,499
Transfers between Sub-Accounts (including the Fixed Account), net	(77,733)	(40,056)	354,652	1,105,168
Withdrawals, surrenders, annuitizations and contract charges	(663,225)	(642,692)	(2,414,120)	(2,287,243)

Increase (decrease) from contract owner transactions	(739,407)	(672,811)	(1,949,469)	(998,576)

Annuitization Activity:
Annuitizations	199,593	—	204,895	56,967
Annuity payments and contract charges	(47,696)	(17,524)	(336,624)	(246,579)
Transfers between Sub-Accounts, net	—	(22,608)	—	(146,020)
Adjustments to annuity reserves	(5,294)	493	(81,992)	(18,146)

Net annuitization activity	146,603	(39,639)	(213,721)	(353,778)

Total increase (decrease) in net assets	(87,998)	(168,775)	(1,750,726)	(724,763)
Net assets at beginning of year	4,018,636	4,187,411	17,357,095	18,081,858

Net assets at end of year	$3,930,638	$4,018,636	$15,606,369	$17,357,095

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C36 Sub-Account		C76 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,368	$11,751	$7,743	$82,781
Net realized gains (losses)	(6,852)	(11,538)	(29,714)	(90,047)
Net change in unrealized appreciation (depreciation)	22,262	12,134	157,626	92,243

Increase (decrease) from operations	16,778	12,347	135,655	84,977

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	269,668
Transfers between Sub-Accounts (including the Fixed Account), net	(191)	6,674	19,732	12,663
Withdrawals, surrenders, annuitizations and contract charges	(56,974)	(67,556)	(113,123)	(464,414)

Increase (decrease) from contract owner transactions	(57,165)	(60,882)	(93,391)	(182,083)

Annuitization Activity:
Annuitizations	524	—	—	—
Annuity payments and contract charges	(4,323)	(4,249)	(6,847)	(10,634)
Transfers between Sub-Accounts, net	—	(599)	—	(6,861)
Adjustments to annuity reserves	(143)	(138)	(278)	446

Net annuitization activity	(3,942)	(4,986)	(7,125)	(17,049)

Total increase (decrease) in net assets	(44,329)	(53,521)	35,139	(114,155)
Net assets at beginning of year	269,172	322,693	2,018,410	2,132,565

Net assets at end of year	$224,843	$269,172	$2,053,549	$2,018,410

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C37 Sub-Account		C58 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$17,291	$83,737	$1,105	$7,821
Net realized gains (losses)	82,233	5,695	9,461	2,852
Net change in unrealized appreciation (depreciation)	805,804	(30,294)	78,627	(4,730)

Increase (decrease) from operations	905,328	59,138	89,193	5,943

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	46,467	6,768	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(116,104)	34,272	(10,096)	8,203
Withdrawals, surrenders, annuitizations and contract charges	(251,249)	(216,925)	(34,322)	(19,956)

Increase (decrease) from contract owner transactions	(320,886)	(175,885)	(44,418)	(11,753)

Annuitization Activity:
Annuitizations	—	1,531	—	—
Annuity payments and contract charges	(52,548)	(47,126)	(2,075)	(565)
Transfers between Sub-Accounts, net	—	(4,597)	—	(728)
Adjustments to annuity reserves	(544)	(1,745)	100	12

Net annuitization activity	(53,092)	(51,937)	(1,975)	(1,281)

Total increase (decrease) in net assets	531,350	(168,684)	42,800	(7,091)
Net assets at beginning of year	2,640,252	2,808,936	273,085	280,176

Net assets at end of year	$3,171,602	$2,640,252	$315,885	$273,085

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C59 Sub-Account		C60 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(86,615)	$(87,861)	$(61,195)	$(60,782)
Net realized gains (losses)	672,684	1,126,541	532,051	587,651
Net change in unrealized appreciation (depreciation)	278,583	611,019	141,923	582,464

Increase (decrease) from operations	864,652	1,649,699	612,779	1,109,333

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,234	127,736	139,677	66,924
Transfers between Sub-Accounts (including the Fixed Account), net	40,488	(75,846)	(31,312)	(131,228)
Withdrawals, surrenders, annuitizations and contract charges	(690,824)	(1,227,720)	(544,549)	(594,836)

Increase (decrease) from contract owner transactions	(641,102)	(1,175,830)	(436,184)	(659,140)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(76,930)	(109,044)	(34,648)	(28,656)
Transfers between Sub-Accounts, net	—	(12,645)	—	(3,826)
Adjustments to annuity reserves	(22,928)	(25,729)	(4,300)	(3,257)

Net annuitization activity	(99,858)	(147,418)	(38,948)	(35,739)

Total increase (decrease) in net assets	123,692	326,451	137,647	414,454
Net assets at beginning of year	6,374,838	6,048,387	4,430,694	4,016,240

Net assets at end of year	$6,498,530	$6,374,838	$4,568,341	$4,430,694

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C66 Sub-Account		C68 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(64,400)	$(69,688)	$(138,775)	$(133,834)
Net realized gains (losses)	525,229	612,663	707,908	1,207,738
Net change in unrealized appreciation (depreciation)	92,997	(13,786)	957,212	897,024

Increase (decrease) from operations	553,826	529,189	1,526,345	1,970,928

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,082	47,115	140,689	68,921
Transfers between Sub-Accounts (including the Fixed Account), net	(26,111)	(12,491)	(217,569)	(246,956)
Withdrawals, surrenders, annuitizations and contract charges	(778,926)	(730,425)	(408,213)	(1,037,171)

Increase (decrease) from contract owner transactions	(797,955)	(695,801)	(485,093)	(1,215,206)

Annuitization Activity:
Annuitizations	8,860	6,817	—	14,985
Annuity payments and contract charges	(20,279)	(13,738)	(173,782)	(168,877)
Transfers between Sub-Accounts, net	—	(3,947)	—	(19,070)
Adjustments to annuity reserves	(3,052)	(51)	(20,750)	(25,421)

Net annuitization activity	(14,471)	(10,919)	(194,532)	(198,383)

Total increase (decrease) in net assets	(258,600)	(177,531)	846,720	557,339
Net assets at beginning of year	4,862,335	5,039,866	9,757,044	9,199,705

Net assets at end of year	$4,603,735	$4,862,335	$10,603,764	$9,757,044

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C39 Sub-Account		C71 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(1,560)	$(5,444)	$(8,770)	$(19,717)
Net realized gains (losses)	121,824	(13,250)	300,236	152,260
Net change in unrealized appreciation (depreciation)	(8,072)	85,872	(50,726)	28,133

Increase (decrease) from operations	112,192	67,178	240,740	160,676

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	41,306	—	88,892
Transfers between Sub-Accounts (including the Fixed Account), net	(33,362)	47,528	(23,125)	(14,319)
Withdrawals, surrenders, annuitizations and contract charges	(46,111)	(129,844)	(457,866)	(391,943)

Increase (decrease) from contract owner transactions	(79,473)	(41,010)	(480,991)	(317,370)

Annuitization Activity:
Annuitizations	—	—	9,396	—
Annuity payments and contract charges	(1,147)	(8,249)	(21,519)	(12,425)
Transfers between Sub-Accounts, net	—	—	—	(4,318)
Adjustments to annuity reserves	(33,851)	(23,814)	(3,225)	(2,658)

Net annuitization activity	(34,998)	(32,063)	(15,348)	(19,401)

Total increase (decrease) in net assets	(2,279)	(5,895)	(255,599)	(176,095)
Net assets at beginning of year	806,129	812,024	2,314,850	2,490,945

Net assets at end of year	$803,850	$806,129	$2,059,251	$2,314,850

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C72 Sub-Account		151 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(7,381)	$5,631	$107,295	$117,426
Net realized gains (losses)	(10,164)	(45,935)	(58,779)	(64,368)
Net change in unrealized appreciation (depreciation)	112,866	173,147	149,987	67,936

Increase (decrease) from operations	95,321	132,843	198,503	120,994

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,096	12,955	11,751	116,788
Transfers between Sub-Accounts (including the Fixed Account), net	(562)	115	35,422	35,963
Withdrawals, surrenders, annuitizations and contract charges	(140,318)	(128,136)	(689,141)	(659,059)

Increase (decrease) from contract owner transactions	(137,784)	(115,066)	(641,968)	(506,308)

Annuitization Activity:
Annuitizations	—	—	114,457	13,726
Annuity payments and contract charges	(2,065)	(19,389)	(100,036)	(90,065)
Transfers between Sub-Accounts, net	—	—	—	(11,467)
Adjustments to annuity reserves	28	(1,450)	(2,055)	(5,129)

Net annuitization activity	(2,037)	(20,839)	12,366	(92,935)

Total increase (decrease) in net assets	(44,500)	(3,062)	(431,099)	(478,249)
Net assets at beginning of year	626,691	629,753	3,687,174	4,165,423

Net assets at end of year	$582,191	$626,691	$3,256,075	$3,687,174

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C73 Sub-Account		C69 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$103,061	$107,415	$9,629	$23,307
Net realized gains (losses)	(43,553)	(94,842)	(21,562)	(41,379)
Net change in unrealized appreciation (depreciation)	131,856	97,744	96,932	17,702

Increase (decrease) from operations	191,364	110,317	84,999	(370)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	4,878	2,555	19,292
Transfers between Sub-Accounts (including the Fixed Account), net	13,533	31,015	10,736	22,535
Withdrawals, surrenders, annuitizations and contract charges	(247,231)	(478,235)	(143,591)	(184,339)

Increase (decrease) from contract owner transactions	(233,698)	(442,342)	(130,300)	(142,512)

Annuitization Activity:
Annuitizations	—	15,084	—	4,919
Annuity payments and contract charges	(22,510)	(24,104)	(11,751)	(33,238)
Transfers between Sub-Accounts, net	—	(49,983)	—	(3,439)
Adjustments to annuity reserves	4,493	9,407	(6,703)	17,354

Net annuitization activity	(18,017)	(49,596)	(18,454)	(14,404)

Total increase (decrease) in net assets	(60,351)	(381,621)	(63,755)	(157,286)
Net assets at beginning of year	3,511,414	3,893,035	1,169,451	1,326,737

Net assets at end of year	$3,451,063	$3,511,414	$1,105,696	$1,169,451

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C70 Sub-Account		FD8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$22,297	$67,415	$(5,336)	$(6,966)
Net realized gains (losses)	(81,951)	(131,764)	109,359	55,245
Net change in unrealized appreciation (depreciation)	319,142	61,703	(16,018)	57,303

Increase (decrease) from operations	259,488	(2,646)	88,005	105,582

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,698	18,311	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	12,544	216,643	(5,661)	45,635
Withdrawals, surrenders, annuitizations and contract charges	(379,761)	(709,008)	(12,397)	(98,963)

Increase (decrease) from contract owner transactions	(365,519)	(474,054)	(18,058)	(53,328)

Annuitization Activity:
Annuitizations	—	38,172	—	—
Annuity payments and contract charges	(14,535)	(16,453)	(561)	(530)
Transfers between Sub-Accounts, net	—	(47,342)	—	—
Adjustments to annuity reserves	2,864	(113)	187	167

Net annuitization activity	(11,671)	(25,736)	(374)	(363)

Total increase (decrease) in net assets	(117,702)	(502,436)	69,573	51,891
Net assets at beginning of year	3,811,489	4,313,925	535,871	483,980

Net assets at end of year	$3,693,787	$3,811,489	$605,444	$535,871

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F97 Sub-Account		F28 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$12,877	$11,455	$(80,726)	$(74,257)
Net realized gains (losses)	706,607	562,217	557,347	514,673
Net change in unrealized appreciation (depreciation)	296,698	261,870	616,435	1,200,124

Increase (decrease) from operations	1,016,182	835,542	1,093,056	1,640,540

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	779	73,385	897	32,258
Transfers between Sub-Accounts (including the Fixed Account), net	(44,454)	(52,529)	(188,692)	(4,092)
Withdrawals, surrenders, annuitizations and contract charges	(1,009,275)	(766,346)	(673,868)	(799,929)

Increase (decrease) from contract owner transactions	(1,052,950)	(745,490)	(861,663)	(771,763)

Annuitization Activity:
Annuitizations	—	11,730	—	9,506
Annuity payments and contract charges	(107,927)	(102,555)	(12,423)	(10,651)
Transfers between Sub-Accounts, net	—	(49,089)	—	(17,919)
Adjustments to annuity reserves	4,891	4,865	(7,912)	(9,368)

Net annuitization activity	(103,036)	(135,049)	(20,335)	(28,432)

Total increase (decrease) in net assets	(139,804)	(44,997)	211,058	840,345
Net assets at beginning of year	6,429,300	6,474,297	5,766,505	4,926,160

Net assets at end of year	$6,289,496	$6,429,300	$5,977,563	$5,766,505

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T21 Sub-Account		V15 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(2,143)	$6,237	$(60,398)	$(57,697)
Net realized gains (losses)	12,357	6,036	526,833	86,291
Net change in unrealized appreciation (depreciation)	80,604	3,115	(10,489)	1,167,897

Increase (decrease) from operations	90,818	15,388	455,946	1,196,491

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	129,913	3,277
Transfers between Sub-Accounts (including the Fixed Account), net	(10,375)	(3,346)	964	(77,481)
Withdrawals, surrenders, annuitizations and contract charges	(25,614)	(14,786)	(246,351)	(349,613)

Increase (decrease) from contract owner transactions	(35,989)	(18,132)	(115,474)	(423,817)

Annuitization Activity:
Annuitizations	—	—	742	—
Annuity payments and contract charges	(1,125)	(979)	(134,072)	(119,929)
Transfers between Sub-Accounts, net	—	—	—	(2,115)
Adjustments to annuity reserves	(6)	(7)	(2,533)	(7,825)

Net annuitization activity	(1,131)	(986)	(135,863)	(129,869)

Total increase (decrease) in net assets	53,698	(3,730)	204,609	642,805
Net assets at beginning of year	230,953	234,683	4,415,511	3,772,706

Net assets at end of year	$284,651	$230,953	$4,620,120	$4,415,511

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A39 Sub-Account		A21 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(26,659)	$(24,296)	$(445)	$13,485
Net realized gains (losses)	342,172	322,200	199,879	1,482
Net change in unrealized appreciation (depreciation)	198,840	464,852	285,363	(41,152)

Increase (decrease) from operations	514,353	762,756	484,797	(26,185)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,665	144,736	1,027	7,054
Transfers between Sub-Accounts (including the Fixed Account), net	21,611	(1,936)	(64,581)	194,974
Withdrawals, surrenders, annuitizations and contract charges	(278,839)	(379,355)	(479,259)	(544,190)

Increase (decrease) from contract owner transactions	(254,563)	(236,555)	(542,813)	(342,162)

Annuitization Activity:
Annuitizations	—	—	959	10,398
Annuity payments and contract charges	(112,234)	(103,570)	(14,640)	(16,899)
Transfers between Sub-Accounts, net	—	(7,927)	—	(18,236)
Adjustments to annuity reserves	(23,540)	(24,788)	(1,795)	(1,094)

Net annuitization activity	(135,774)	(136,285)	(15,476)	(25,831)

Total increase (decrease) in net assets	124,016	389,916	(73,492)	(394,178)
Net assets at beginning of year	3,673,153	3,283,237	3,534,808	3,928,986

Net assets at end of year	$3,797,169	$3,673,153	$3,461,316	$3,534,808

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M80 Sub-Account		M31 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(86,858)	$(83,189)	$(196,782)	$(201,517)
Net realized gains (losses)	1,375,913	836,316	3,509,565	2,051,360
Net change in unrealized appreciation (depreciation)	(613,041)	754,800	(1,868,253)	1,934,251

Increase (decrease) from operations	676,014	1,507,927	1,444,530	3,784,094

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	283,062	75,016	24,271	160,643
Transfers between Sub-Accounts (including the Fixed Account), net	(133,436)	(106,165)	15,376	(41,527)
Withdrawals, surrenders, annuitizations and contract charges	(352,702)	(679,269)	(1,919,363)	(1,675,378)

Increase (decrease) from contract owner transactions	(203,076)	(710,418)	(1,879,716)	(1,556,262)

Annuitization Activity:
Annuitizations	—	—	284,250	14,232
Annuity payments and contract charges	(26,976)	(33,098)	(154,928)	(224,904)
Transfers between Sub-Accounts, net	—	(24,580)	—	(30,415)
Adjustments to annuity reserves	(8,109)	(3,952)	(83,011)	(1,732)

Net annuitization activity	(35,085)	(61,630)	46,311	(242,819)

Total increase (decrease) in net assets	437,853	735,879	(388,875)	1,985,013
Net assets at beginning of year	6,044,445	5,308,566	15,220,363	13,235,350

Net assets at end of year	$6,482,298	$6,044,445	$14,831,488	$15,220,363

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M10 Sub-Account		MB3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(18,967)	$(22,273)	$(31,578)	$(29,730)
Net realized gains (losses)	1,047,223	363,233	368,285	373,186
Net change in unrealized appreciation (depreciation)	(742,720)	42,617	(135,143)	(28,519)

Increase (decrease) from operations	285,536	383,577	201,564	314,937

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	140,217	98,860	140,174	190,939
Transfers between Sub-Accounts (including the Fixed Account), net	(12,941)	(55,939)	8,895	22,539
Withdrawals, surrenders, annuitizations and contract charges	(341,476)	(743,779)	(178,367)	(1,022,751)

Increase (decrease) from contract owner transactions	(214,200)	(700,858)	(29,298)	(809,273)

Annuitization Activity:
Annuitizations	—	6,831	—	—
Annuity payments and contract charges	(17,930)	(19,662)	(7,243)	(7,201)
Transfers between Sub-Accounts, net	—	(6,848)	—	—
Adjustments to annuity reserves	(5,172)	(2,214)	(1,478)	(966)

Net annuitization activity	(23,102)	(21,893)	(8,721)	(8,167)

Total increase (decrease) in net assets	48,234	(339,174)	163,545	(502,503)
Net assets at beginning of year	2,371,432	2,710,606	2,224,904	2,727,407

Net assets at end of year	$2,419,666	$2,371,432	$2,388,449	$2,224,904

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M42 Sub-Account		M06 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(15,122)	$(17,826)	$2,612	$2,790
Net realized gains (losses)	(171,557)	(198,523)	(419)	(2,691)
Net change in unrealized appreciation (depreciation)	290,239	280,636	2,541	1,192

Increase (decrease) from operations	103,560	64,287	4,734	1,291

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	88	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(34,814)	11,967	(361)	887
Withdrawals, surrenders, annuitizations and contract charges	(129,607)	(216,934)	(4,285)	(20,632)

Increase (decrease) from contract owner transactions	(164,421)	(204,879)	(4,646)	(19,745)

Annuitization Activity:
Annuitizations	—	—	2,521	—
Annuity payments and contract charges	(1,350)	(1,379)	(1,666)	(1,341)
Transfers between Sub-Accounts, net	—	(6,567)	—	(552)
Adjustments to annuity reserves	(3,136)	(1,631)	(271)	(168)

Net annuitization activity	(4,486)	(9,577)	584	(2,061)

Total increase (decrease) in net assets	(65,347)	(150,169)	672	(20,515)
Net assets at beginning of year	1,135,303	1,285,472	83,350	103,865

Net assets at end of year	$1,069,956	$1,135,303	$84,022	$83,350

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M33 Sub-Account		R03 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(9,472)	$(21,082)	$(24,259)	$(23,067)
Net realized gains (losses)	757,763	285,611	250,117	347,069
Net change in unrealized appreciation (depreciation)	(435,331)	199,645	71,919	68,410

Increase (decrease) from operations	312,960	464,174	297,777	392,412

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	41,999	70,877	—	104,255
Transfers between Sub-Accounts (including the Fixed Account), net	(17,781)	(2,945)	(38,642)	20,620
Withdrawals, surrenders, annuitizations and contract charges	(495,291)	(435,635)	(233,348)	(692,409)

Increase (decrease) from contract owner transactions	(471,073)	(367,703)	(271,990)	(567,534)

Annuitization Activity:
Annuitizations	11,648	33,998	—	—
Annuity payments and contract charges	(19,104)	(21,887)	—	—
Transfers between Sub-Accounts, net	—	(16,127)	—	—
Adjustments to annuity reserves	(2,218)	(2,579)	(5,380)	(4,506)

Net annuitization activity	(9,674)	(6,595)	(5,380)	(4,506)

Total increase (decrease) in net assets	(167,787)	89,876	20,407	(179,628)
Net assets at beginning of year	2,943,421	2,853,545	1,771,208	1,950,836

Net assets at end of year	$2,775,634	$2,943,421	$1,791,615	$1,771,208

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W39 Sub-Account		W42 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(3,592)	$(535)	$(148,839)	$(160,520)
Net realized gains (losses)	(47,930)	(315,362)	(277,829)	(760,353)
Net change in unrealized appreciation (depreciation)	388,891	(6,839)	789,600	2,308,913

Increase (decrease) from operations	337,369	(322,736)	362,932	1,388,040

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	115,671	75,645	168,567	109,802
Transfers between Sub-Accounts (including the Fixed Account), net	(19,019)	61,132	37,635	(144,605)
Withdrawals, surrenders, annuitizations and contract charges	(250,429)	(585,120)	(948,184)	(1,570,885)

Increase (decrease) from contract owner transactions	(153,777)	(448,343)	(741,982)	(1,605,688)

Annuitization Activity:
Annuitizations	—	6,575	18,232	8,508
Annuity payments and contract charges	(3,891)	(3,938)	(33,479)	(17,823)
Transfers between Sub-Accounts, net	—	(8,378)	—	(17,318)
Adjustments to annuity reserves	2,449	(154)	(7,732)	(21,156)

Net annuitization activity	(1,442)	(5,895)	(22,979)	(47,789)

Total increase (decrease) in net assets	182,150	(776,974)	(402,029)	(265,437)
Net assets at beginning of year	2,985,684	3,762,658	11,045,121	11,310,558

Net assets at end of year	$3,167,834	$2,985,684	$10,643,092	$11,045,121

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Keyport Variable Account A (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”), and was established as a funding vehicle for the variable portion of Keyport Advisor contracts, Keyport Advisor Vista contracts, Keyport Vista contracts, Keyport Charter contracts, Keyport Advisor Charter contracts, Keyport Optima contracts, Keyport Advisor Optima contracts, Keyport Latitude contracts, and certain other group and individual variable annuity contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
W39	Wanger International	June 2, 2025
W42	Wanger Acorn	June 2, 2025

There were no Sub-Accounts held by the contract owners of the Variable Account that were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract.

The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation for the reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners, LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor are not subject to a contract maintenance charge, sales charge or the contingent deferred sales charges and have a mortality and expense risk charge of 0.35% per year.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected on the Statement of Operations. The deductions are transferred periodically to the Sponsor. As of December 31, 2025, the deduction is at an effective annual rate of the average daily net asset value as follows:

Contracts	Mortality and Expense Risk
Keyport Advisor	1.25%
Keyport Advisor Charter	1.25%
Keyport Advisor Optima	1.25%
Keyport Charter	1.25%
Keyport Optima	1.25%
Keyport Latitude	1.25%
Keyport Advisor Vista	1.25%
Keyport Vista	1.25%

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative charges

A daily deduction from the Variable Account is made for distribution costs incurred by the Sponsor at an effective annual rate of 0.15% of average net assets for Keyport Advisor, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Optima, and Keyport Latitude. Keyport Advisor Vista and Keyport Vista have no distribution charges.

A daily deduction from the Variable Account is also made for administrative charge at an effective annual rate of 0.15% of contract value for Keyport Advisor Vista and Keyport Vista Variable Annuity. This charge is designed to compensate the Sponsor for administrative expenses that are not covered by the certificate maintenance charge.

These charges, where applicable, are reflected on the Statement of Operations as a component of “Distribution, administration, and other expense charges”.

Certificate maintenance charge

Each year on the account anniversary date, an annual $36 certificate maintenance charge is deducted from the contract owner’s account in the case of Keyport Advisor, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Optima and Keyport Latitude to reimburse the Sponsor for certain administrative expenses. This charge is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Optional benefit rider charges

Optional riders are available for Keyport Advisor Charter and Keyport Advisor Optima only. There is a yearly charge of 0.35% of the benefit base for a guaranteed income benefit rider, 0.05% of the benefit base for an enhanced death benefit (if purchased with income rider) and 0.10% of the benefit base for an enhanced death benefit (if purchased without the income rider). The charge is deducted from the value of the Variable Account and Fixed Account held by the contract holder and is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, Keyport Advisor, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Optima and Keyport Latitude have a surrender charge (contingent deferred sales charge) based on a graded table of charges which is deducted upon contract termination from the amount surrendered if the contract holder requests a full withdrawal prior to reaching the pay-out phase. Keyport Advisor Vista and Keyport Vista have no surrender charges. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the certificate value upon full surrender (including surrender for the death benefit) or annuitization. The certificate value is the sum of the variable account value and the fixed account value under the policyholder’s certificates.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Determined at issue, annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table, Annuity 2000 Table or 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
AL1	$1,927	$8,908
A70	295,762	182,089
AG9	42,118	18,263
A71	636,701	603,455
AC4	16,223	21,415
A51	31,334	77,506
C25	211,681	1,608,576
C49	261,925	897,564
C75	1,539,006	3,227,609
C36	6,191	65,799
C76	135,417	227,911
C37	103,192	459,865
C58	5,948	51,545
C59	98,665	909,346
C60	188,789	719,388
C66	49,248	918,983
C68	155,585	953,235
C39	166,153	102,394
C71	411,758	568,558
C72	70,313	150,416
151	316,572	838,478
C73	280,351	420,238
C69	38,477	171,202
C70	212,219	566,686
FD8	107,038	26,310
F97	571,353	1,348,137
F28	158,775	1,032,392
T21	5,457	40,580
V15	598,833	485,514
A39	344,040	457,588

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
A21	$288,397	$633,558
M80	1,543,732	611,612
M31	2,968,790	2,383,820
M10	1,161,284	407,759
MB3	492,464	215,666
M42	15,919	195,655
M06	6,393	7,572
M33	769,636	572,211
R03	122,760	312,756
W39	283,265	423,162
W42	388,261	1,288,565

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	1	389	(388)
A70	2,687	8,817	(6,130)
AG9	15	215	(200)
A71	9,927	17,878	(7,951)
AC4	—	878	(878)
A51	662	1,858	(1,196)
C25	12,097	58,663	(46,566)
C49	14,002	36,448	(22,446)
C75	128,177	339,097	(210,920)
C36	2,053	6,347	(4,294)
C76	7,971	15,238	(7,267)
C37	3,543	25,936	(22,393)
C58	48	3,065	(3,017)
C59	2,210	15,115	(12,905)
C60	9,580	17,801	(8,221)
C66	2,810	29,756	(26,946)

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
C68	8,664	22,338	(13,674)
C39	430	1,675	(1,245)
C71	1,003	8,819	(7,816)
C72	21	862	(841)
151	4,694	21,573	(16,879)
C73	6,317	13,370	(7,053)
C69	3,146	16,884	(13,738)
C70	15,365	53,781	(38,416)
FD8	8	278	(270)
F97	4,120	32,639	(28,519)
F28	1,946	14,852	(12,906)
T21	—	1,476	(1,476)
V15	7,975	12,653	(4,678)
A39	1,490	11,394	(9,904)
A21	1,321	22,026	(20,705)
M80	7,541	9,282	(1,741)
M31	4,986	23,065	(18,079)
M10	9,535	15,062	(5,527)
MB3	12,378	12,842	(464)
M42	870	6,120	(5,250)
M06	133	312	(179)
M33	822	7,499	(6,677)
R03	593	8,649	(8,056)
W39	13,544	18,407	(4,863)
W42	12,906	25,481	(12,575)

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	5	610	(605)
A70	6,418	19,788	(13,370)
AG9	1	1,388	(1,387)
A71	5,323	19,148	(13,825)
AM2	885	31,656	(30,771)
AC4	139	923	(784)
A51	645	4,117	(3,472)
C25	10,622	86,129	(75,507)
C49	8,016	37,077	(29,061)
C75	179,577	315,292	(135,715)
C36	499	5,392	(4,893)
C76	25,712	40,963	(15,251)
C37	5,223	21,173	(15,950)
C58	777	1,672	(895)
C59	4,409	31,430	(27,021)
C60	3,441	17,964	(14,523)
C66	11,229	36,737	(25,508)

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
C68	5,809	41,451	(35,642)
C39	1,489	2,232	(743)
C71	4,506	10,113	(5,607)
C72	101	969	(868)
151	5,392	22,278	(16,886)
C73	4,438	19,033	(14,595)
C69	6,278	23,314	(17,036)
C70	41,069	92,867	(51,798)
FD8	855	1,791	(936)
F97	7,069	31,752	(24,683)
F28	8,709	24,558	(15,849)
T21	162	962	(800)
V15	2,807	15,701	(12,894)
A39	6,596	17,541	(10,945)
A21	12,149	26,455	(14,306)
M80	3,542	12,232	(8,690)
M31	2,331	21,934	(19,603)
M10	4,894	27,208	(22,314)
MB3	11,249	42,025	(30,776)
M42	5,483	12,089	(6,606)
M06	51	1,104	(1,053)
M33	1,650	7,671	(6,021)
R03	9,967	30,241	(20,274)
W39	11,950	27,139	(15,189)
W42	9,807	39,794	(29,987)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from certain variable annuity insurance products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity insurance products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31					For the year ended December 31
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2025	1,102	$24.3296	to	$23.7087	$26,639	1.72%	1.24%	to	1.39%	15.92%	to	15.74%
2024	1,490	20.9891	to	20.4841	31,094	1.69	1.24	to	1.39	7.23	to	7.07
2023	2,095	19.5745	to	19.1323	40,860	0.91	1.24	to	1.39	11.27	to	11.11
2022	2,727	17.5914	to	17.2197	47,836	2.57	1.24	to	1.39	(20.16)	to	(20.28)
2021	5,016	22.0346	to	21.6013	90,255	0.26	1.24	to	1.39	11.97	to	11.80
A70
2025	99,517	20.8361	to	18.2318	1,982,018	—	1.24	to	1.39	4.72	to	4.56
2024	105,647	19.8973	to	17.4364	2,015,414	—	1.24	to	1.39	4.64	to	4.48
2023	119,017	19.0146	to	16.6881	2,176,638	0.03	1.24	to	1.39	14.28	to	14.11
2022	133,098	16.6386	to	14.6246	2,137,374	—	1.24	to	1.39	(28.07)	to	(28.17)
2021	152,495	23.1302	to	20.3608	3,415,678	—	1.24	to	1.39	21.06	to	20.88
AG9
2025	7,967	59.9441	to	59.0322	469,298	1.11	1.24	to	1.39	9.11	to	8.95
2024	8,167	54.9393	to	54.1845	441,765	1.38	1.24	to	1.39	11.62	to	11.45
2023	9,554	49.2205	to	48.6175	463,980	1.51	1.24	to	1.39	10.65	to	10.48
2022	10,026	44.4834	to	44.0040	440,839	1.39	1.24	to	1.39	(5.37)	to	(5.51)
2021	10,965	47.0081	to	46.5710	510,608	0.83	1.24	to	1.39	26.58	to	26.39
A71
2025	111,482	45.9886	to	42.2461	4,711,704	0.89	1.24	to	1.39	8.84	to	8.68
2024	119,433	42.2532	to	38.8728	4,694,798	1.27	1.24	to	1.39	11.36	to	11.20
2023	133,258	37.9419	to	34.9591	4,764,139	1.20	1.24	to	1.39	10.35	to	10.18
2022	176,728	34.3838	to	31.7281	5,782,284	1.08	1.24	to	1.39	(5.60)	to	(5.74)
2021	203,537	36.4219	to	33.6590	7,111,039	0.63	1.24	to	1.39	26.26	to	26.07
AL4[5]
2021	57,984	16.6259	to	14.4188	839,166	1.26	0.35	to	1.39	(1.80)	to	(2.81)
AC5[6]
2021	33,069	14.2259	to	13.9374	461,006	1.45	1.24	to	1.39	(2.85)	to	(3.00)

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AM2[7]
2023	30,771	$19.8148	to	$19.1287	$584,022	—%	1.24%	to	1.39%	10.97%	to	10.81%
2022	31,663	17.8557	to	17.2631	540,017	—	1.24	to	1.39	(28.70)	to	(28.80)
2021	31,922	25.0416	to	24.2468	776,950	—	1.24	to	1.39	6.68	to	6.52
AC4
2025	7,412	24.2451	to	24.0037	177,912	—	1.39	to	1.39	11.46	to	11.29
2024	8,290	21.7522	to	21.5679	166,726	—	1.24	to	1.39	23.40	to	23.21
2023	9,074	17.6274	to	17.5044	150,954	—	1.24	to	1.39	33.13	to	32.93
2022	9,880	13.2407	to	13.1679	125,649	—	1.24	to	1.39	(29.57)	to	(29.67)
2021	10,916	18.7987	to	18.7234	186,430	—	1.24	to	1.39	27.07	to	26.88
A51
2025	20,600	58.8306	to	41.5712	883,821	—	0.35	to	1.39	5.54	to	4.45
2024	21,796	55.7419	to	39.8003	893,290	0.37	0.35	to	1.39	7.75	to	6.63
2023	25,268	51.7328	to	37.3272	966,921	—	0.35	to	1.39	16.08	to	14.89
2022	29,691	44.5648	to	32.4904	984,108	—	0.35	to	1.39	(38.23)	to	(38.87)
2021	35,779	72.1466	to	53.1495	1,931,859	—	0.35	to	1.39	(6.39)	to	(7.36)
C25
2025	311,588	30.3831	to	29.7227	9,275,392	—	1.24	to	1.39	14.40	to	14.23
2024	358,154	26.5578	to	26.0195	9,348,971	—	1.24	to	1.39	13.98	to	13.81
2023	433,661	23.2997	to	22.8619	9,928,538	—	1.24	to	1.39	3.80	to	3.64
2022	493,491	22.4476	to	22.0587	10,902,285	—	1.24	to	1.39	(2.33)	to	(2.47)
2021	584,403	22.9829	to	22.6185	13,242,439	—	1.24	to	1.39	24.61	to	24.42
C49
2025	137,582	29.3034	to	28.6665	3,930,638	—	1.24	to	1.39	14.14	to	13.97
2024	160,028	25.6736	to	25.1532	4,018,636	—	1.24	to	1.39	13.69	to	13.52
2023	189,089	22.5825	to	22.1582	4,187,411	—	1.24	to	1.39	3.55	to	3.40
2022	209,058	21.8080	to	21.4302	4,478,416	—	1.24	to	1.39	(2.60)	to	(2.75)
2021	233,750	22.3912	to	22.0361	5,143,417	—	1.24	to	1.39	24.34	to	24.16
C75
2025	1,568,169	11.5383	to	10.1114	15,606,369	3.91	0.35	to	1.39	3.61	to	2.54
2024	1,779,089	11.1361	to	9.8610	17,357,095	4.88	0.35	to	1.39	4.63	to	3.54
2023	1,914,804	10.6434	to	9.5240	18,081,858	4.62	0.35	to	1.39	4.36	to	3.28
2022	1,989,693	10.1986	to	9.2212	18,223,670	1.16	0.35	to	1.39	0.85	to	(0.19)
2021	2,057,391	10.1123	to	9.2385	18,933,286	0.02	0.35	to	1.39	(0.33)	to	(1.36)

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C36
2025	15,151	$15.1399	to	$14.8552	$224,843	1.96%	1.24%	to	1.39%	7.44%	to	7.28%
2024	19,445	14.0913	to	13.8469	269,172	5.43	1.24	to	1.39	4.59	to	4.43
2023	24,338	13.4732	to	13.2595	322,693	5.06	1.24	to	1.39	10.19	to	10.02
2022	26,346	12.2273	to	12.0514	314,524	0.50	1.24	to	1.39	(11.12)	to	(11.25)
2021	35,177	13.7571	to	13.5794	486,830	8.83	1.24	to	1.39	3.21	to	3.05
C76
2025	142,746	14.7111	to	14.4344	2,053,549	1.77	1.24	to	1.39	7.09	to	6.93
2024	150,013	13.7368	to	13.4987	2,018,410	5.41	1.24	to	1.39	4.40	to	4.24
2023	165,264	13.1580	to	12.9494	2,132,565	5.09	1.24	to	1.39	9.99	to	9.83
2022	163,837	11.9626	to	11.7905	1,925,689	5.12	1.24	to	1.39	(11.32)	to	(11.45)
2021	173,937	13.4900	to	13.3158	2,313,485	9.00	1.24	to	1.39	2.85	to	2.70
C37
2025	165,352	22.3511	to	19.1845	3,171,602	1.96	0.35	to	1.39	37.78	to	36.36
2024	187,745	16.2222	to	14.0693	2,640,252	4.39	0.35	to	1.39	3.08	to	2.01
2023	203,695	15.7369	to	13.7923	2,808,936	1.95	0.35	to	1.39	15.24	to	14.05
2022	235,950	13.6559	to	12.0933	2,853,033	0.83	0.35	to	1.39	(14.97)	to	(15.85)
2021	269,955	16.0610	to	14.3717	3,879,597	1.27	0.35	to	1.39	9.57	to	8.44
C58
2025	17,078	18.8953	to	18.4845	315,885	1.76	1.24	to	1.39	36.16	to	35.96
2024	20,095	13.8771	to	13.5957	273,085	4.15	1.24	to	1.39	1.96	to	1.80
2023	20,990	13.6110	to	13.3552	280,176	1.75	1.24	to	1.39	13.90	to	13.73
2022	24,379	11.9495	to	11.7423	288,510	0.85	1.24	to	1.39	(15.95)	to	(16.08)
2021	35,755	14.2171	to	13.9916	508,332	1.08	1.24	to	1.39	8.39	to	8.23
C59
2025	106,797	71.7252	to	61.5668	6,498,530	—	0.35	to	1.39	15.73	to	14.53
2024	119,702	61.9765	to	53.7546	6,374,838	—	0.35	to	1.39	30.87	to	29.50
2023	146,723	47.3581	to	41.5083	6,048,387	—	0.35	to	1.39	42.67	to	41.20
2022	159,320	33.1952	to	29.3977	4,666,795	—	0.35	to	1.39	(31.62)	to	(32.33)
2021	182,983	48.5474	to	43.4431	7,927,884	—	0.35	to	1.39	28.28	to	26.95
C60
2025	77,090	60.6715	to	59.3531	4,568,341	—	1.24	to	1.39	14.42	to	14.25
2024	85,311	53.0237	to	51.9492	4,430,694	—	1.24	to	1.39	29.38	to	29.19
2023	99,834	40.9821	to	40.2121	4,016,240	—	1.24	to	1.39	41.01	to	40.80
2022	118,224	29.0626	to	28.5591	3,379,697	—	1.24	to	1.39	(32.38)	to	(32.48)
2021	129,102	42.9775	to	42.2961	5,463,892	—	1.24	to	1.39	26.77	to	26.58
C66
2025	143,730	32.8231	to	32.1097	4,603,735	—	1.24	to	1.39	12.78	to	12.61
2024	170,676	29.1049	to	28.5149	4,862,335	—	1.24	to	1.39	11.14	to	10.97
2023	196,184	26.1872	to	25.6951	5,039,866	—	1.24	to	1.39	8.94	to	8.78
2022	215,445	24.0375	to	23.6210	5,087,378	—	1.24	to	1.39	(10.55)	to	(10.69)
2021	242,580	26.8730	to	26.4469	6,415,997	—	1.24	to	1.39	30.70	to	30.50

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C68
2025	216,098	$50.7803	to	$49.6768	$10,603,764	—%	1.24%	to	1.39%	15.81%	to	15.63%
2024	229,772	43.8491	to	42.9603	9,757,044	—	1.24	to	1.39	22.85	to	22.67
2023	265,414	35.6921	to	35.0215	9,199,705	—	1.24	to	1.39	24.11	to	23.92
2022	284,478	28.7594	to	28.2611	7,963,409	—	1.24	to	1.39	(19.54)	to	(19.66)
2021	313,861	35.7455	to	35.1788	10,955,410	—	1.24	to	1.39	26.49	to	26.30
C39
2025	12,753	77.3496	to	74.3306	803,850	1.19	1.24	to	1.39	13.57	to	13.40
2024	13,998	68.1048	to	65.5447	806,129	0.76	1.24	to	1.39	7.51	to	7.35
2023	14,741	63.3447	to	61.0556	812,024	0.75	1.24	to	1.39	20.44	to	20.26
2022	15,448	52.5932	to	50.7683	724,813	0.76	1.24	to	1.39	(9.82)	to	(9.95)
2021	16,639	58.3188	to	56.3794	885,612	0.66	1.24	to	1.39	27.60	to	27.40
C71
2025	29,039	73.7737	to	70.8942	2,059,251	0.96	1.24	to	1.39	13.25	to	13.08
2024	36,855	65.1432	to	62.6943	2,314,850	0.55	1.24	to	1.39	7.32	to	7.16
2023	42,462	60.6992	to	58.5055	2,490,945	0.43	1.24	to	1.39	20.17	to	19.99
2022	47,402	50.5104	to	48.7576	2,309,294	0.49	1.24	to	1.39	(10.09)	to	(10.23)
2021	52,313	56.1809	to	54.3125	2,841,857	0.50	1.24	to	1.39	27.22	to	27.03
C72
2025	2,881	211.9014	to	201.9083	582,191	—	1.24	to	1.39	20.19	to	20.01
2024	3,722	176.3096	to	168.2463	626,691	2.24	1.24	to	1.39	22.57	to	22.38
2023	4,590	143.8453	to	137.4740	629,753	—	1.24	to	1.39	25.07	to	24.89
2022	5,505	114.9646	to	110.0777	606,535	—	1.24	to	1.39	(36.56)	to	(36.65)
2021	6,197	181.2812	to	173.7701	1,077,861	—	1.24	to	1.39	(4.10)	to	(4.24)
151
2025	85,251	40.2894	to	27.5540	3,256,075	4.47	1.24	to	1.39	7.61	to	5.84
2024	102,130	37.4408	to	26.0340	3,687,174	4.40	1.24	to	1.39	3.40	to	3.24
2023	119,016	36.2106	to	25.2166	4,165,423	3.57	1.24	to	1.39	8.32	to	8.16
2022	139,015	33.9361	to	23.3136	4,485,436	2.92	1.24	to	1.39	(12.46)	to	(12.59)
2021	157,315	38.7664	to	26.6717	5,851,485	5.37	1.24	to	1.39	0.83	to	0.68
C73
2025	96,850	37.9623	to	25.9625	3,451,063	4.36	1.24	to	1.39	7.45	to	5.68
2024	103,903	35.3300	to	24.5663	3,511,414	4.32	1.24	to	1.39	3.21	to	3.05
2023	118,498	34.2320	to	23.8388	3,893,035	3.57	1.24	to	1.39	7.86	to	7.70
2022	137,176	31.7376	to	22.1347	4,188,550	2.73	1.24	to	1.39	(12.61)	to	(12.74)
2021	155,330	36.8678	to	25.3655	5,441,298	5.25	1.24	to	1.39	0.37	to	0.22
C69
2025	103,635	10.8999	to	10.6630	1,105,696	2.23	1.24	to	1.39	7.84	to	7.68
2024	117,373	10.1073	to	9.9024	1,169,451	3.27	1.24	to	1.39	0.31	to	0.16
2023	134,409	10.0763	to	9.8870	1,326,737	2.75	1.24	to	1.39	4.40	to	4.24
2022	151,262	9.6517	to	9.4845	1,432,962	2.16	1.24	to	1.39	(15.20)	to	(15.32)
2021	171,707	11.3812	to	11.2008	1,920,756	2.04	1.24	to	1.39	(2.17)	to	(2.32)

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C70
2025	357,244	$10.5013	to	$10.2731	$3,693,787	1.99%	1.24%	to	1.39%	7.48%	to	7.32%
2024	395,660	9.7701	to	9.5720	3,811,489	3.12	1.24	to	1.39	0.07	to	(0.08)
2023	447,458	9.7632	to	9.5797	4,313,925	2.54	1.24	to	1.39	4.13	to	3.98
2022	480,472	9.3757	to	9.2132	4,453,949	1.83	1.24	to	1.39	(15.38)	to	(15.51)
2021	547,980	11.0796	to	10.9039	6,006,071	1.80	1.24	to	1.39	(2.42)	to	(2.57)
FD8
2025	7,840	72.3586	to	77.1641	605,444	0.42	1.24	to	1.39	17.03	to	16.85
2024	8,110	61.8301	to	66.0351	535,871	0.05	1.24	to	1.39	23.64	to	23.45
2023	9,046	50.0091	to	53.4907	483,980	0.12	1.24	to	1.39	27.14	to	26.95
2022	9,330	39.3334	to	42.1345	393,137	0.11	1.24	to	1.39	(22.02)	to	(22.14)
2021	9,761	50.4420	to	54.1151	528,213	0.12	1.24	to	1.39	22.74	to	22.55
F97
2025	145,206	44.8532	to	43.1704	6,289,496	1.57	1.24	to	1.39	17.28	to	17.11
2024	173,725	38.2437	to	36.8639	6,429,300	1.55	1.24	to	1.39	13.63	to	13.46
2023	198,408	33.6572	to	32.4919	6,474,297	1.72	1.24	to	1.39	9.02	to	8.86
2022	216,577	30.8722	to	29.8478	6,491,546	1.64	1.24	to	1.39	(6.41)	to	(6.55)
2021	266,375	32.9871	to	31.9402	8,537,053	1.62	1.24	to	1.39	23.07	to	22.89
F28
2025	82,597	75.5021	to	72.6700	5,977,563	—	1.24	to	1.39	20.14	to	19.96
2024	95,503	62.8471	to	60.5802	5,766,505	—	1.24	to	1.39	36.84	to	36.63
2023	111,352	45.9285	to	44.3386	4,926,160	—	1.24	to	1.39	43.52	to	43.30
2022	126,927	32.0020	to	30.9403	3,921,516	—	1.24	to	1.39	(39.08)	to	(39.17)
2021	133,371	52.5292	to	50.8625	6,734,346	—	1.24	to	1.39	10.29	to	10.13
T21
2025	8,645	34.1752	to	32.8451	284,651	0.53	1.24	to	1.39	44.47	to	44.25
2024	10,121	23.6560	to	22.7693	230,953	3.96	1.24	to	1.39	6.33	to	6.17
2023	10,921	22.2480	to	21.4463	234,683	2.07	1.24	to	1.39	11.24	to	11.07
2022	11,686	20.0005	to	19.3086	226,075	2.66	1.24	to	1.39	(22.94)	to	(23.06)
2021	12,588	25.9561	to	25.0957	315,663	0.87	1.24	to	1.39	(6.90)	to	(7.04)
V15
2025	90,078	52.4983	to	51.4340	4,620,120	—	1.24	to	1.39	10.29	to	10.12
2024	94,756	47.6012	to	46.7060	4,415,511	—	1.24	to	1.39	33.21	to	33.01
2023	107,650	35.7335	to	35.1144	3,772,706	—	1.24	to	1.39	39.19	to	38.99
2022	133,203	25.6716	to	25.2644	3,362,725	—	1.24	to	1.39	(31.96)	to	(32.06)
2021	150,114	37.7312	to	37.1883	5,596,756	—	1.24	to	1.39	10.55	to	10.38
A39
2025	96,882	41.2641	to	40.0659	3,797,169	0.64	1.24	to	1.39	14.74	to	14.56
2024	106,786	35.9647	to	34.9725	3,673,153	0.68	1.24	to	1.39	24.05	to	23.86
2023	117,731	28.9929	to	28.2357	3,283,237	0.69	1.24	to	1.39	21.85	to	21.67
2022	140,244	23.7945	to	23.2076	3,231,478	0.86	1.24	to	1.39	(21.53)	to	(21.64)
2021	166,047	30.3214	to	29.6177	4,897,695	0.66	1.24	to	1.39	26.16	to	25.98
A21
2025	119,616	22.1751	to	29.3154	3,461,316	1.37	1.24	to	1.39	15.06	to	14.89
2024	140,321	19.2722	to	25.5159	3,534,808	1.75	1.24	to	1.39	(0.63)	to	(0.78)
2023	154,627	19.3949	to	25.7172	3,928,986	0.20	1.24	to	1.39	16.69	to	16.52
2022	167,650	16.6205	to	22.0713	3,653,676	1.70	1.24	to	1.39	(19.31)	to	(19.43)
2021	188,031	20.5985	to	27.3949	5,081,260	1.25	1.24	to	1.39	4.58	to	4.43

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M80
2025	62,598	$108.9354	to	$78.2734	$6,482,298	—	1.24%	to	1.39%	10.53%	to	10.36%
2024	64,339	98.5615	to	70.9255	6,044,445	—	1.24	to	1.39	29.52	to	29.33
2023	73,029	76.0966	to	54.8422	5,308,566	—	1.24	to	1.39	33.84	to	33.64
2022	82,649	56.8549	to	41.0360	4,494,155	—	1.24	to	1.39	(32.65)	to	(32.75)
2021	91,232	84.4116	to	61.0167	7,377,279	—	1.24	to	1.39	21.72	to	21.54
M31
2025	133,987	158.5864	to	83.1889	14,831,488	—	0.35	to	1.39	11.80	to	10.65
2024	152,066	141.8448	to	75.1843	15,220,363	—	0.35	to	1.39	31.00	to	29.64
2023	171,669	108.2767	to	57.9964	13,235,350	—	0.35	to	1.39	35.39	to	33.99
2022	198,335	79.9741	to	43.2828	11,355,490	—	0.35	to	1.39	(31.87)	to	(32.58)
2021	225,240	117.3909	to	64.1971	19,328,208	—	0.35	to	1.39	23.10	to	21.83
MB3
2025	76,036	31.8633	to	31.3537	2,388,449	0.02	1.24	to	1.39	8.25	to	8.09
2024	76,500	29.4338	to	29.0065	2,224,904	0.12	1.24	to	1.39	14.54	to	14.37
2023	107,276	25.6977	to	25.3628	2,727,407	0.05	1.24	to	1.39	22.18	to	22.00
2022	114,589	21.0319	to	20.7888	2,389,006	—	1.24	to	1.39	(20.44)	to	(20.56)
2021	116,429	26.4350	to	26.1686	3,063,805	0.03	1.24	to	1.39	24.11	to	23.92
M10
2025	59,570	42.2958	to	40.7091	2,419,666	0.59	1.24	to	1.39	11.93	to	11.76
2024	65,097	37.7890	to	36.4258	2,371,432	0.46	1.24	to	1.39	17.74	to	17.56
2023	87,411	32.0954	to	30.9843	2,710,606	0.47	1.24	to	1.39	17.21	to	17.03
2022	95,709	27.3840	to	26.4754	2,535,082	0.38	1.24	to	1.39	(17.71)	to	(17.84)
2021	100,052	33.2790	to	32.2229	3,226,171	0.40	1.24	to	1.39	24.95	to	24.76
M42
2025	30,495	37.1841	to	35.7888	1,069,956	—	1.24	to	1.39	11.17	to	11.00
2024	35,745	33.4478	to	32.2408	1,135,303	—	1.24	to	1.39	5.11	to	4.95
2023	42,351	31.8210	to	30.7191	1,285,472	—	1.24	to	1.39	12.85	to	12.68
2022	48,380	28.1979	to	27.2621	1,305,987	—	1.24	to	1.39	(30.86)	to	(30.96)
2021	49,818	40.7825	to	39.4880	1,956,164	—	1.24	to	1.39	0.32	to	0.17
M06
2025	3,927	21.9496	to	21.6155	84,022	4.44	1.24	to	1.39	5.85	to	5.69
2024	4,106	20.7366	to	20.4516	83,350	4.28	1.24	to	1.39	1.27	to	1.12
2023	5,159	20.4759	to	20.2250	103,865	2.94	1.24	to	1.39	6.06	to	5.90
2022	7,167	19.3062	to	19.0981	136,584	2.70	1.24	to	1.39	(14.99)	to	(15.12)
2021	8,431	22.7118	to	22.5006	189,128	2.50	1.24	to	1.39	(2.04)	to	(2.18)
M33
2025	36,333	98.9432	to	56.9052	2,775,634	0.98	0.35	to	1.39	12.46	to	11.29
2024	43,010	87.9840	to	51.1310	2,943,421	0.59	0.35	to	1.39	18.45	to	17.22
2023	49,031	74.2775	to	43.6205	2,853,545	0.50	0.35	to	1.39	21.99	to	20.73
2022	57,112	60.8873	to	36.1296	2,750,852	0.48	0.35	to	1.39	(17.50)	to	(18.35)
2021	65,226	73.8027	to	44.2506	3,843,317	0.55	0.35	to	1.39	24.37	to	23.08
R03
2025	51,211	36.6739	to	35.2979	1,791,615	0.03	1.24	to	1.39	17.57	to	17.40
2024	59,267	31.1929	to	30.0675	1,771,208	0.21	1.24	to	1.39	22.37	to	22.18
2023	79,541	25.4916	to	24.6090	1,950,836	—	1.24	to	1.39	51.34	to	51.11
2022	90,202	16.8441	to	16.2852	1,466,815	—	1.24	to	1.39	(34.95)	to	(35.05)
2021	92,468	25.8956	to	25.0737	2,318,421	—	1.24	to	1.39	24.00	to	23.81

KEYPORT VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W39
2025	104,009	$31.5487	to	$30.3798	$3,167,834	1.27%	1.24%	to	1.39%	11.37%	to	11.20%
2024	108,872	28.3288	to	27.3200	2,985,684	1.38	1.24	to	1.39	(9.39)	to	(9.53)
2023	124,061	31.2645	to	30.1968	3,762,658	0.31	1.24	to	1.39	15.52	to	15.34
2022	139,928	27.0651	to	26.1798	3,674,220	0.91	1.24	to	1.39	(34.66)	to	(34.76)
2021	146,555	41.4225	to	40.1275	5,900,828	0.55	1.24	to	1.39	17.34	to	17.17
W41[8]
2022	79,990	37.1466	to	35.9315	2,771,955	—	1.24	to	1.39	(35.64)	to	(35.73)
2021	83,697	57.7127	to	55.9085	4,523,442	—	1.24	to	1.39	4.53	to	4.37
W42
2025	187,378	60.1704	to	57.9409	10,643,092	—	1.24	to	1.39	3.18	to	3.03
2024	199,953	58.3162	to	56.2395	11,045,121	—	1.24	to	1.39	12.76	to	12.59
2023	229,940	51.7176	to	49.9512	11,310,558	—	1.24	to	1.39	20.24	to	20.06
2022	204,354	43.0124	to	41.6053	8,458,438	—	1.24	to	1.39	(34.28)	to	(34.38)
2021	216,433	65.4513	to	63.4050	13,629,838	0.74	1.24	to	1.39	7.56	to	7.40

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges, and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Sub-Account AL4 was closed on March 3, 2022 and its remaining assets were transferred into Sub-Account C75 .

[6]	Sub-Account AC5 was closed on March 3, 2022 and its remaining assets were transferred into Sub-Account C75.

[7]	Sub-Account AM2 was closed on April 15, 2024 and its remaining assets were transferred into Sub-Account C75.

[8]	Sub-Account W41 was merged into Sub-Account W42 on April 21, 2023.